FINANCIAL INSTRUMENTS (Details 12) $ in Thousands, in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,021,864	1,188,917	$ 5,913,040	1,329,653	$ 4,513,688
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	39,660		134,275		$ 71,599
Financial liabilities at fair value, class [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	6,863,862		6,868,232
Financial liabilities at fair value through profit or loss (held for trading) [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	74		33
Financial Liabilities Measured at Amortized Cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,824,202		$ 6,733,957